Document and Entity Information	Sep. 13, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001403161
Document Type	8-K
Document Period End Date	Sep. 13, 2023
Entity Registrant Name	VISA INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33977
Entity Tax Identification Number	26-0267673
Entity Address, Address Line One	P.O. Box 8999
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94128-8999
City Area Code	(650)
Local Phone Number	432-3200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	V
Security Exchange Name	NYSE
A 2026 Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2026
Trading Symbol	V26
Security Exchange Name	NYSE
A 2029 Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes due 2029
Trading Symbol	V29
Security Exchange Name	NYSE
A 2034 Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Senior Notes due 2034
Trading Symbol	V34
Security Exchange Name	NYSE